Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Vessel revenue	$ 1,243,951	$ 1,341,222	$ 1,562,873
Operating expenses
Vessel operating costs	(319,147)	(315,582)	(323,725)
Voyage expenses	(30,371)	(13,243)	(92,698)
Depreciation - vessels and drydock	(185,319)	(178,259)	(168,008)
Depreciation - right of use assets for vessels	0	(24,244)	(38,827)
Reversal of previously recorded impairment	0	0	12,708
Write-off of deposits on scrubbers	0	(10,508)	0
General and administrative expenses	(121,048)	(106,255)	(88,131)
Gain on sale of vessels	176,537	12,019	(66,486)
Total operating expenses	(479,348)	(636,072)	(765,167)
Operating income	764,603	705,150	797,706
Other (expense) and income, net
Financial expenses	(109,539)	(183,231)	(169,795)
Financial income	15,947	19,112	6,884
Share of income from dual fuel tanker joint venture	7,664	5,950	679
Dividend income and fair value loss on financial assets measured at fair value through profit or loss	(11,176)	0	0
Gain on repurchase of convertible notes	0	0	481
Other income and (expenses), net	1,275	(83)	1,296
Total other expense, net	(95,829)	(158,252)	(160,455)
Net income	668,774	546,898	637,251
Attributable to:
Equity holders of the parent	$ 668,774	$ 546,898	$ 637,251
Earnings per share
Basic (in USD per share)	$ 13.78	$ 10.44	$ 11.49
Diluted (in USD per share)	$ 13.15	$ 10.03	$ 10.34
Basic weighted average shares outstanding (in shares)	48,544,137	52,369,269	55,455,277
Diluted weighted average shares outstanding (in shares)	50,874,322	54,527,747	63,511,276